USQ Core Real Estate Fund
Schedule of Investments
June 30, 2025 (Unaudited)

REAL ESTATE INVESTMENTS - 106.1%	Shares	Fair Value
Private Equity Real Estate Funds - 106.1%(a)
AEW Core Property (U.S.), LP (b)(c)	9,662	$9,899,822
ARA Core Property Fund, LP (b)(c)	64	7,719,944
ASB Allegiance Real Estate Fund, LP (b)(c)	4,040	5,207,037
Bailard Real Estate Investment Trust, Inc. (b)(c)	196,734	6,092,845
Barings Core Property Fund LP (b)(c)	56,070	6,364,970
BGO Daily Value Fund - Class F (b)(c)	226,711	2,830,358
BGO Diversified US Property Fund LP (b)(c)	2,819	6,874,351
BlackRock US Core Property Fund, LP (b)(c)(d)	-	9,596,943
CBRE U.S. Core Partners, LP (b)(c)	12,743,464	19,370,547
CIM UII Onshore, LP (b)(c)	6,086	7,411,707
Clarion Lion Properties Fund, LP (b)(c)	10,867	16,223,311
GWL US Property Fund LP (b)(c)(d)	-	10,714,738
Invesco Core Real Estate - U.S.A., LP (b)(c)	23	3,905,755
Invesco U.S. Income Fund, LP (b)(c)	1,906	2,851,159
Lion Industrial Trust (b)(c)	1,604	5,819,284
Madison Core Property Fund LP (b)(c)	5,359	11,928,093
MetLife Core Property Fund, LP (b)(c)	1,178	1,661,562
PGIM Retirement Real Estate Fund II LP (b)	652,221	1,122,178
Prime Property Fund, LLC (b)(c)	494	9,494,344
Principal Enhanced Property Fund, LP (b)(c)	111,867	1,434,515
PRISA LP (b)(c)	4,743	9,820,801
Prologis Targeted U.S. Logistics Fund, LP (b)(c)	1,904	5,302,563
RREEF America II LP (b)(c)	58,587	7,333,747
RREEF Core Plus Industrial Fund LP (b)(c)	22,077	4,867,290
Sentinel Real Estate Fund, LP (b)(c)	35	3,689,664
Smart Markets Fund, LP (b)(c)	6,387	10,874,750
Strategic Property Fund (b)(c)	726,171	8,160,890
TA Realty Core Property Fund, LP (b)(c)	10,137	12,950,246
Trumbull Property Fund LP (b)(c)	626	5,496,062
U.S. Real Estate Investment Fund, LLC (b)(c)	3,372	3,917,970
U.S. Real Property Income Fund, LP (d)(e)	-	499,686
US Government Building Fund (b)(c)(d)	-	5,319,566
TOTAL REAL ESTATE INVESTMENTS (Cost $217,092,219)		224,756,698

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.23% (f)	1,287,399	$1,287,399
Invesco Government & Agency - Class Institutional, 4.26% (f)	78,176	78,176
TOTAL SHORT-TERM INVESTMENTS (Cost $1,365,575)		1,365,575

TOTAL INVESTMENTS - 106.7% (Cost $218,457,794)		$226,122,273
Liabilities in Excess of Other Assets - (6.7)%		(14,233,582)
TOTAL NET ASSETS - 100.0%		$211,888,691
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership

(a)	Securities considered illiquid and restricted. As of June 30, 2025 the value of these investments was $224,756,698 or 106.1% of the Fund’s net assets.
(b)	In accordance with ASC 820-10, Private Investment Funds are valued using the practical expedient methodology.
(c)	Pledged as collateral for borrowings under a line of credit.
(d)	Partnership is not designated in units. Ownership interest in each security is less than 2.5% at June 30, 2025.
(e)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees (See Notes to Schedule of Investments).
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Notes to Schedule of Investments (Unaudited)

Fair Value Measurements
In applying the valuation procedures described in this Valuation Policy, the Adviser maximizes the use of “observable” versus “unobservable” inputs in markets which are active or markets where there has not been a significant decrease in the volume and frequency of transactions, as stressed by ASC Topic 820. Observable inputs are defined as inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are defined as inputs that reflect the Adviser’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. To clarify observable versus unobservable inputs and increase consistency and comparability in Fair Value measurements, ASC Topic 820 establishes a Fair Value hierarchy (the “Fair Value Hierarchy”) that prioritizes valuation inputs into three levels, which is utilized by the Adviser. The Fair Value Hierarchy is described below in further detail.

Level 1 - Level 1 inputs (“Level 1 Inputs”) are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Adviser has the ability to access at the valuation date. As defined in ASC Topic 820, an active market (“Active Market”) for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The portfolio has investments in actively traded securities and therefore are valued through the use of Level 1 Inputs in accordance with the Fair Value Hierarchy. In accordance with ASC Topic 820, when applicable Level 1 Inputs are available for a particular security, the Fair Value of the security is equal to the quoted price multiplied by the quantity held. Adjustments are not applied to the quoted price due to the size of a position relative to trading volume (i.e., blockage).

Level 2 - Level 2 inputs (“Level 2 Inputs”) are inputs other than quoted prices included within Level 1 Inputs that are observable for the asset or liability, either directly or indirectly. Level 2 Inputs can include: quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.); and observable market-based inputs.

Level 3 - Level 3 inputs (“Level 3 Inputs”) are unobservable inputs for the asset or liability. Unobservable inputs are used in the absence of observable inputs. Level 3 Inputs reflect the Adviser’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used for the Fund’s assets and liabilities measured at fair value.

Investments in Securities at Value	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value(a)	Total
Private Equity Real Estate Funds	$-	$-	$499,686	$224,257,012	$224,756,698
Short-Term Investments	1,365,575	-	-	-	1,365,575
Total	$1,365,575	$-	$499,686	$224,257,012	$226,122,273

(a)	In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Restricted Securities
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2025, the Fund invested in the following restricted securities:

Initial Acquisition Date	Cost	Fair Value	Private Investment Funds	Redemption Frequency(1)	Commitments as of June 30, 2025
1/2/2018	$9,737,970	$9,899,822	AEW Core Property (U.S.), LP	Quarterly	$0
10/2/2017	7,573,190	7,719,944	ARA Core Property Fund, LP	Quarterly	0
10/2/2017	6,527,570	5,207,037	ASB Allegiance Real Estate Fund, LP	Quarterly	0
4/1/2021	5,430,482	6,092,845	Bailard Real Estate Investment Trust, Inc.	Quarterly	0
10/2/2017	7,054,667	6,364,970	Barings Core Property Fund LP	Quarterly	0
10/18/2019	2,756,937	2,830,358	BGO Daily Value Fund – Class F	Daily	0
9/6/2024	5,816,835	6,874,351	BGO Diversified US Property Fund LP	Quarterly	0
10/2/2017	10,696,605	9,596,943	BlackRock US Core Property Fund, LP	Quarterly	0
10/2/2017	18,201,749	19,370,547	CBRE U.S. Core Partners, LP	Quarterly	0
7/1/2021	7,892,692	7,411,707	CIM UII Onshore, LP	Quarterly	0
10/2/2017	15,679,390	16,223,311	Clarion Lion Properties Fund, LP	Quarterly	0
10/2/2017	10,780,153	10,714,738	GWL US Property Fund LP	Quarterly	0
9/6/2024	4,180,763	3,905,755	Invesco Core Real Estate – U.S.A., LP	Quarterly	0
9/6/2024	2,682,191	2,851,159	Invesco U.S. Income Fund, LP	Quarterly	0
9/6/2024	3,598,645	5,819,284	Lion Industrial Trust	Quarterly	0
7/1/2019	11,510,636	11,928,093	Madison Core Property Fund LP	Quarterly	0
10/1/2018	1,486,495	1,661,562	MetLife Core Property Fund, LP	Quarterly	0
2/28/2022	1,204,244	1,122,178	PGIM Retirement Real Estate Fund II LP	Daily	0
6/30/2022	9,856,090	9,494,344	Prime Property Fund, LLC	Quarterly	0
9/6/2024	1,421,665	1,434,515	Principal Enhanced Property Fund, LP	Quarterly	0
10/2/2017	7,903,226	9,820,801	PRISA LP	Quarterly	0
9/6/2024	3,592,798	5,302,563	Prologis Targeted U.S. Logistics Fund, LP	Quarterly	0
10/2/2017	7,127,271	7,333,747	RREEF America II LP	Quarterly	0
9/6/2024	2,973,169	4,867,290	RREEF Core Plus Industrial Fund LP	Quarterly	0
9/6/2024	3,112,627	3,689,664	Sentinel Real Estate Fund, LP	Daily	0
10/2/2017	9,354,102	10,874,750	Smart Markets Fund, LP	Quarterly	0
4/1/2022	9,737,845	8,160,890	Strategic Property Fund	Quarterly	0
1/2/2020	12,942,309	12,950,246	TA Realty Core Property Fund, LP	Quarterly	0
10/2/2017	6,799,061	5,496,062	Trumbull Property Fund LP	Quarterly	0
10/1/2019	3,976,055	3,917,970	U.S. Real Estate Investment Fund, LLC	Quarterly	0
7/2/2018	449,046	499,686	U.S. Real Property Income Fund, LP	Quarterly	0
9/6/2024	5,035,741	5,319,566	US Government Building Fund	Quarterly	0

(1)
Redemption notices for the Private Investment Funds is 90 days or less. While redemptions can be requested at the frequency listed above, there is no guarantee the Fund will be paid all or any of the redemption amount at the time requested. Each of the following Private Investment Funds can temporarily suspend redemptions or pay out a pro-rata portion of redemption requests if the general partner or its respective Board deems it in the best interest of its shareholders.